787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 12, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
Securities Act File No. 33-92982; Investment Company Act File No. 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 44 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 45 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add the following new series to the Trust: the Credit Suisse Liquid Managed Futures Strategy Fund (the “Fund”).

The investment objective of the Fund is to seek to achieve investment results that correspond generally to the performance, before fees and expenses, of the Credit Suisse Managed Futures Liquid Index.  The fund seeks to achieve its investment objective by investing directly and/or indirectly through a wholly-owned subsidiary in a combination of securities and derivative instruments that, as a whole, are intended to produce returns, before fees and expenses, that generally track the returns of the Index.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on September 25, 2012.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:	Joanne Doldo, Esq., Credit Suisse Asset Management, LLC
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP